Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions (Details) (USD $)	12 Months Ended
Dec. 31, 2013 Y
Equity Schedule Of Share-based Payment Award, Stock Options, Valuation Assumptions 1	3
Equity Schedule Of Share-based Payment Award, Stock Options, Valuation Assumptions 2	0.57%
Equity Schedule Of Share-based Payment Award, Stock Options, Valuation Assumptions 3	0.00%
Equity Schedule Of Share-based Payment Award, Stock Options, Valuation Assumptions 4	3
Equity Schedule Of Share-based Payment Award, Stock Options, Valuation Assumptions 5	344.20%
Equity Schedule Of Share-based Payment Award, Stock Options, Valuation Assumptions 6	1.5
Equity Schedule Of Share-based Payment Award, Stock Options, Valuation Assumptions 7	$ 0.70
Equity Schedule Of Share-based Payment Award, Stock Options, Valuation Assumptions 8	0.72
Equity Schedule Of Share-based Payment Award, Stock Options, Valuation Assumptions 9	5
Equity Schedule Of Share-based Payment Award, Stock Options, Valuation Assumptions 10	1.55%
Equity Schedule Of Share-based Payment Award, Stock Options, Valuation Assumptions 11	0.00%
Equity Schedule Of Share-based Payment Award, Stock Options, Valuation Assumptions 12	5
Equity Schedule Of Share-based Payment Award, Stock Options, Valuation Assumptions 13	422.20%
Equity Schedule Of Share-based Payment Award, Stock Options, Valuation Assumptions 14	1.5
Equity Schedule Of Share-based Payment Award, Stock Options, Valuation Assumptions 15	0.45
Equity Schedule Of Share-based Payment Award, Stock Options, Valuation Assumptions 16	0.74
Equity Schedule Of Share-based Payment Award, Stock Options, Valuation Assumptions 17	5
Equity Schedule Of Share-based Payment Award, Stock Options, Valuation Assumptions 18	1.55%
Equity Schedule Of Share-based Payment Award, Stock Options, Valuation Assumptions 19	0.00%
Equity Schedule Of Share-based Payment Award, Stock Options, Valuation Assumptions 20	5
Equity Schedule Of Share-based Payment Award, Stock Options, Valuation Assumptions 21	422.20%
Equity Schedule Of Share-based Payment Award, Stock Options, Valuation Assumptions 22	1.5
Equity Schedule Of Share-based Payment Award, Stock Options, Valuation Assumptions 23	0.45
Equity Schedule Of Share-based Payment Award, Stock Options, Valuation Assumptions 24	0.74
Equity Schedule Of Share-based Payment Award, Stock Options, Valuation Assumptions 25	5
Equity Schedule Of Share-based Payment Award, Stock Options, Valuation Assumptions 26	1.55%
Equity Schedule Of Share-based Payment Award, Stock Options, Valuation Assumptions 27	0.00%
Equity Schedule Of Share-based Payment Award, Stock Options, Valuation Assumptions 28	5
Equity Schedule Of Share-based Payment Award, Stock Options, Valuation Assumptions 29	422.20%
Equity Schedule Of Share-based Payment Award, Stock Options, Valuation Assumptions 30	1.5
Equity Schedule Of Share-based Payment Award, Stock Options, Valuation Assumptions 31	0.74
Equity Schedule Of Share-based Payment Award, Stock Options, Valuation Assumptions 32	$ 0.74